Stockholders' Deficiency (Details Narrative) - USD ($)		1 Months Ended				3 Months Ended				6 Months Ended			8 Months Ended	12 Months Ended
	Feb. 14, 2017	Mar. 31, 2019	Dec. 31, 2018	Oct. 31, 2018	Jan. 31, 2018	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	May 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Mar. 24, 2019
Common stock, shares authorized			150,000,000			150,000,000				150,000,000				150,000,000	75,000,000
Common stock, par value			$ 0.001			$ 0.001				$ 0.001				$ 0.001	$ 0.001
Preferred stock, shares authorized			20,000,000			20,000,000				20,000,000				20,000,000	20,000,000
Preferred stock, par value			$ 0.01			$ 0.01				$ 0.01				$ 0.01	$ 0.01
Preferred stock, shares issued
Shares reserved for future issuance			57,019,880			105,349,305		15,771,133		105,349,305	15,771,133			57,019,880
Warrant term			2 years 1 month 6 days			2 years 3 months 19 days				2 years 3 months 19 days				2 years 1 month 6 days
Warrants to purchase common stock			3,483,403			5,852,952				5,852,952				3,483,403
Number of common stock issued for services, value							$ 7,200		$ 38,000					$ 80,188	$ 588,592
Stock based compensation expenses										$ 1,258,482	$ 1,709,999			2,399,385	3,600,804
Warrant modification charge														$ 3,100	$ 114,821
Exercise prices of stock options														$ 1.81
Consulting Agreement [Member]
Warrant term																5 years
Warrants to purchase common stock																100,000
Exercise price per share																$ 1.00
Consultant [Member]
Warrant term			5 years									5 years	5 years	5 years	5 years
Warrants to purchase common stock			75,000									20,000	35,000	75,000	25,000
Exercise price per share			$ 2.00									$ 4.50	$ 4.00	$ 2.00	$ 4.00
Number of common stock issued for services														35,000	10,000
Number of common stock issued for services, value														$ 52,500	$ 20,000
Stock based compensation expenses												$ 30,440	$ 56,434	$ 46,658	$ 40,763
Common Stock And Warrant Offerings [Member]
Number of shares of common stock															361,335
Fair value adjustment of warrants															$ 601,595
Common Stock and Warrant Offering [Member]
Number of shares of common stock														70,000
Warrant term			5 years											5 years	5 years
Warrants to purchase common stock			70,000											70,000	371,335
Exercise price per share			$ 3.50											$ 3.50	$ 4.00
Fair value adjustment of warrants														$ 87,300
Common Stock and Warrant Offering [Member] | Investor [Member]
Aggregate gross proceeds of warrants														175,000	$ 1,084,000
Stock Warrants [Member] | Consultant [Member]
Warrant term															5 years
Warrants to purchase common stock															25,000
Exercise price per share															$ 4.00
Stock based compensation expenses															$ 40,275
Stock Warrants [Member] | Consultant [Member] | Consulting Agreement [Member]
Stock based compensation expenses														137,956	$ 167,912
Unrecognized stock-based compensation expense
Warrant Modifications and Exercises [Member]
Exercise price per share															$ 2.00
Aggregate gross proceeds of warrants															$ 821,250
Stock issued pursuant to warrant exercises															410,625
Warrant modification charge															$ 6,618
Warrant Modifications and Exercises [Member] | Warrant [Member]
Warrant term			2 years											2 years
Warrants to purchase common stock			207,084											207,084
Exercise price per share			$ 2.00											$ 2.00
Aggregate gross proceeds of warrants														$ 414,168
Warrant Modifications and Exercises [Member] | Additional Two-Year Warrants [Member]
Warrant term															2 years
Warrants to purchase common stock															102,656
Exercise price per share			$ 4.00											$ 4.00	$ 4.00
Number of warrants issued														51,771
Warrant Modifications and Exercises [Member] | Investor [Member]
Warrants to purchase common stock			10,000											10,000	50,000
Aggregate gross proceeds of warrants															$ 175,000
Warrant modification charge														$ 3,100	$ 4,500
Number of eliminated shares															35,000
Warrant expiration term														The expiration date of the warrant was extended from May 2021 to May 2023.
Warrant Modifications and Exercises [Member] | Lender [Member]
Warrants to purchase common stock															53,291
Exercise price per share															$ 4.00
Warrant modification charge															$ 18,962
Warrant expiration term															The expiration dates of the warrants were extended from dates ranging between December 31, 2017 through December 29, 2021 to new expiration dates ranging between December 31, 2019 and June 28, 2022.
Number of warrants reduced as consideration															1,219,444
Warrant Modifications and Exercises [Member] | Lender [Member] | Exercise Price Reduced [Member]
Warrants to purchase common stock															1,233,931
Warrant Modifications and Exercises [Member] | Related Party [Member]
Warrants to purchase common stock			844,444											844,444
Warrant modification charge														$ 244,889
Warrant expiration term														The expiration dates of the warrants were extended from December 2018 to December 2019.
Warrants [Member]
Weighted average estimated fair value of warrants granted per share						$ 0.34		$ 1.23		$ 0.42	$ 1.22			$ 1.06	$ 1.54
Stock Option [Member]
Weighted average estimated fair value of options granted per share														$ 1.60	2.75
Number of option to purchase shares	1,219,450	4,631,700	110,000	110,000
Exercise prices of stock options	$ 4.70	$ 0.75	$ 1.23	$ 1.23
Incremental value of modified stock options	$ 430,394	$ 452,637
Grant date value of vested option			$ 125,800	$ 125,800
Stock option term			10 years	10 years
Stock Option [Member] | Employees Directors and Advisor Member [Member]
Weighted average estimated fair value of options granted per share															$ 1,117,000
Number of options vested during period															283,336
Grant date value of vested option															$ 3,070,600
Stock option term															10 years
Shares vested term															3 years
Stock Option [Member] | Employees Directors and Advisor Member [Member] | One Year Anniversary [Member]
Number of options expected to be vested				295,002											372,338
Stock Option [Member] | Employees Directors and Advisor Member [Member] | Two Year Anniversary [Member]
Number of options expected to be vested				295,000											372,338
Stock Option [Member] | Employees Directors and Advisor Member [Member] | Three Year Anniversary [Member]
Number of options expected to be vested				78,331											88,994
Stock Option [Member] | Employees Directors Member [Member]
Number of option to purchase shares				885,000
Exercise prices of stock options				$ 1.23
Number of options vested during period				216,667
Grant date value of vested option				$ 943,100
Stock option term				10 years
Shares vested term				3 years
Stock Option [Member] | Consultant [Member]
Number of option to purchase shares					10,000
Exercise prices of stock options					$ 3.20
Stock option term					10 years
Shares vested term					3 years
Stock option grant date fair value					$ 33,700
Stock Option [Member] | Former Senior VP [Member]
Number of option to purchase shares					500,000
Exercise prices of stock options					$ 3.40
Stock option grant date fair value					$ 1,491,300
Minimum [Member] | Warrant And Option Valuation [Member]
Estimated forfeitures related to option grants at an annual rate														0.00%
Minimum [Member] | Warrant Modifications and Exercises [Member]
Exercise price per share															$ 4.00
Minimum [Member] | Warrant Modifications and Exercises [Member] | Warrant [Member]
Exercise price per share			$ 4.00											$ 4.00
Minimum [Member] | Warrant Modifications and Exercises [Member] | Investor [Member]
Exercise price per share			4.00											4.00	$ 3.50
Minimum [Member] | Warrant Modifications and Exercises [Member] | Related Party [Member]
Exercise price per share			4.00											4.00
Minimum [Member] | Stock Option [Member]
Exercise prices of stock options	$ 5.70	$ 1.00
Minimum [Member] | Stock Option [Member] | Employees Directors and Advisor Member [Member]
Number of option to purchase shares															2.80
Maximum [Member] | Warrant And Option Valuation [Member]
Estimated forfeitures related to option grants at an annual rate															5.00%
Maximum [Member] | Warrant Modifications and Exercises [Member]
Exercise price per share															$ 30.00
Maximum [Member] | Warrant Modifications and Exercises [Member] | Warrant [Member]
Exercise price per share			5.00											5.00
Maximum [Member] | Warrant Modifications and Exercises [Member] | Investor [Member]
Exercise price per share			5.00											5.00	$ 30.00
Maximum [Member] | Warrant Modifications and Exercises [Member] | Related Party [Member]
Exercise price per share			$ 1.50											$ 1.50
Maximum [Member] | Stock Option [Member]
Exercise prices of stock options	$ 30.00	$ 4.70
Maximum [Member] | Stock Option [Member] | Employees Directors and Advisor Member [Member]
Number of option to purchase shares															3.35
2010 Equity Participation Plan [Member]
Shares reserved for future issuance			5,204,132											5,204,132
2010 Equity Participation Plan [Member] | Minimum [Member]
Common stock, shares authorized			4,250,000											4,250,000
2010 Equity Participation Plan [Member] | Maximum [Member]
Common stock, shares authorized			10,000,000											10,000,000